Equity-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Unit-based Compensation Arrangements by Unit-based Payment Award
Unit-based compensation expense related to the Partnership that was included in our condensed statements of combined consolidated operations was as follows (in thousands):

	Nine Months Ended September 30,
	2012	2011
Service phantom units	$137	$93
Performance phantom units	726	208
Total Unit-Based Compensation Expense	$863	$301

Schedule Of Unit-based Compensation, Service Units Activity
A summary of our service phantom unit award activity for the nine months ended September 30, 2012, is set forth below:

	Number of Service Phantom Units	Weighted-Average Grant Date Fair Value
Nonvested at January 1, 2012	14,073	$23.24
Granted	5,770	36.41
Vested	(6,993)	23.33
Forfeited	(3,557)	28.52
Nonvested at September 30, 2012	9,293	29.33

Schedule Of Unit-based Compensation, Performance Units Activity
A summary of our performance phantom unit award activity for the nine months ended September 30, 2012, is set forth below:

	Number of Performance Phantom Units	Weighted-Average Grant Date Fair Value
Nonvested at January 1, 2012	36,800	$32.99
Granted	36,000	39.19
Nonvested at September 30, 2012	72,800	36.06